Description of Organization and Business Operations (Details) - A PARADISE ACQUISITION CORP.								1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 19, 2025 shares	Nov. 26, 2025 vote $ / shares shares	Sep. 15, 2025	Jul. 31, 2025 USD ($) investor $ / shares shares	May 19, 2025 shares	Oct. 02, 2024 USD ($) shares	Nov. 09, 2022 USD ($) $ / shares shares	May 31, 2025 shares	Mar. 31, 2026 USD ($) vote $ / shares shares	Dec. 31, 2025 USD ($) vote $ / shares	Dec. 31, 2024 USD ($) vote $ / shares	Mar. 26, 2024 $ / shares	Nov. 30, 2023 $ / shares	Oct. 31, 2023 $ / shares	Feb. 17, 2023 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 1.00	$ 1.00
Number of votes | vote									1	1
A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation							Nov. 09, 2022		Nov. 09, 2022
Stock issued during the period (in shares) | shares					5,750,000			5,750,000
Number of units rights (in shares) | shares				1
Share price (in dollars per share) | $ / shares									$ 12.00	$ 12.00
Proceeds from sale of private placement units										$ 6,000,000	$ 0
Underwriters option days				45 days
Number of investors that purchased private placement units | investor				5
Transaction costs				$ 12,645,418					$ 12,645,418
Underwriting fee				4,000,000					4,000,000
Deferred underwriting fee				8,000,000					8,000,000
Offering costs				$ 645,418					645,418
Trust account									$ 1,848,460
Maturity days				185 days
Redeemed public shares (as a percent)				100.00%
Percentage of fair market value				80.00%						80.00%
Voting securities acquired percentage				50.00%						50.00%
Initial business combination period				24 months						24 months
Percentage of public shares				100.00%						100.00%
Dissolution expenses				$ 100,000						$ 100,000
Number of votes | vote									1		1
Cash									$ 428,394	697,629	$ 0
Working capital deficit									4,227	$ 364,363
Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value						$ 25,000
Sponsor | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share) | $ / shares				$ 10.00						$ 10.00
Aggregate value						$ 25,000
Related Party | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable									$ 300,000	$ 300,000
Business combination | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share) | $ / shares				$ 10.00
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units (in shares) | shares				1
Number of securities issued per right (in shares) | shares		0.1250
Share price (in dollars per share) | $ / shares							$ 12.00		$ 12.00
Stock conversion ratio		1
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001							0	$ 0	$ 0
Class A ordinary shares | Business combination | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share) | $ / shares									0.0001
Class B ordinary shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares							3,737,500
Aggregate value							$ 25,000
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares					5,750,000	5,750,000	3,737,500
Aggregate value							$ 25,000
Stock conversion ratio		1	1
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001							$ 0	0	$ 0
Number of votes | vote		10
Percentage of voting power									95.00%
Class B ordinary shares | Business combination | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001
BVI Acquiror Units | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock conversion ratio		1
IPO | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares				20,000,000
Share price (in dollars per share) | $ / shares				$ 10.00						$ 10.00
Proceeds from issuance of public offering				$ 200,000,000						$ 200,000,000
Proceeds from sale of stock									$ 25,000	$ 25,000
IPO | Sponsor | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share) | $ / shares				$ 10.00						$ 10.00
Additional price (in dollars per share) | $ / shares				$ 0.20						$ 0.20
Private placement | Sponsor | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares				600,000
Proceeds from sale of private placement units				$ 6,000,000
Over-allotment option | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Underwriters option days				45 days
Purchased units (in shares) | shares				3,000,000
Non-voting private placement units | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares				130,000					130,000
Share price (in dollars per share) | $ / shares				$ 10.00					$ 10.00
Aggregate value				$ 1,300,000					$ 1,300,000
Non-voting sponsor investors | Sponsor | A PARADISE ACQUISITION CORP.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period (in shares) | shares	1,368,421			1,368,421					1,368,421